Summarized Results of Discontinued Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues			$ 16,376	$ 68,048
Income before taxes			1	3,443
Income tax (benefit) expense			(39)	1,388
Income from operating activities of discontinued operations, net of tax			40	2,055
Gain on dispositions, net of tax		$ 1,411	48,615
Income from discontinued operations, net of tax		1,411	48,655	2,055
Income from discontinued operations, net of tax, attributable to noncontrolling interest			999	4,198
Income (loss) from discontinued operations, net of tax, attributable to TSYS common shareholders		$ 1,411	$ 47,656	(2,143)
Interest allocated to discontinued operations	[1]			$ 281

[1]	Interest expense relates to borrowings directly for use by Japan-based operations.